Commitments (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Sugarcane agricultural partnership agreement [Member]
LegalEntityLineItems [Line Items]
Finance lease (sugarcane crop)	R$ 254	R$ 1,676	R$ 3,284